CHANGES IN SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Peak Gold, LLC
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary (as a percentage)	70.00%
Initial application of IFRS 3 | Peak Gold, LLC
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary (as a percentage)	70.00%
Initial application of IFRS 3 | Chulbatkan license
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary (as a percentage)	100.00%